Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 3,942,129	$ 6,659,142	$ 17,633,936	$ 22,981,324
Restricted cash		1,952,653	3,091,545	5,208,063
Cash, cash equivalents and restricted cash	$ 3,942,129	$ 8,611,795	$ 20,725,481	$ 28,189,387	$ 19,729,056